Accumulated Other Comprehensive Loss (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Loss
Schedule of accumulated other comprehensive loss, net of taxes

	Foreign Currency Translation	Unrealized Gain (Loss) on Available-for- Sale Securities	Total Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2013	$(130,791)	$(636,778)	$(767,569)
Other comprehensive income (loss) before reclassifications	34,327	100,676	135,003
Amount reclassified from AOCI	—	552,085	552,085

Net other comprehensive income (loss)	34,327	652,761	687,088

Balance at June 30, 2014	$(96,464)	$15,983	$(80,481)

Components of AOCI	Amounts reclassified from AOCI
Realized gain/(loss) on sale of marketable securities	$(552,085)
Income tax (expense) benefit	—

Net of income taxes	$(552,085)

	Foreign Currency Translation	Unrealized Gain (Loss) on Available-for- Sale Securities	Total Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2012	$—	$—	$—
Other comprehensive income (loss) before reclassifications	(142,364)	(136,829)	(279,193)
Amount reclassified from AOCI	—	(499,949)	(499,949)

Net other comprehensive income (loss) at December 31, 2013	$(142,364)	$(636,778)	$(799,142)

Components of AOCI	Amounts reclassified from AOCI
Realized gain/(loss) on sale of marketable securities	$499,949
Income tax (expense) benefit	—

Net of income taxes	$499,949